INCOME TAXES - DOLLAR THRIFTY (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc.	Sep. 30, 2011 Dollar Thrifty Automotive Group Inc.	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc.	Sep. 30, 2011 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2009 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. Canada	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc. Canada
Current:
Federal					$ 20,100	$ 10,300	$ 10,200					$ 6,019	$ 79	$ 4,867
State and local					39,100	28,500	1,500					8,184	12,535	13,417
Foreign					32,300	30,600	41,500					837	631	848
Current Income Tax Expense (Benefit)					91,500	69,400	53,200					15,040	13,245	19,132
Deferred:
Federal					141,900	82,400	(18,600)					78,316	70,968	19,365
State and local					(18,200)	(4,800)	(2,600)					8,336	5,989	(2,511)
Deferred Income Tax Expense (Benefit)			104,100	40,900	135,600	74,400	(19,877)			49,369	59,214	86,652	76,957	16,854
Provision for taxes on income	95,800	70,700	155,300	94,900	227,073	143,846	33,322	33,469	39,265	89,516	80,594	101,692	90,202	35,986	0
Deferred tax assets:
Intangible asset amortization												32,744	37,176
Vehicle insurance reserves												30,183	38,456
Other accrued liabilities												27,450	33,621
Interest rate swap													15,267
AMT credit carryforward													7,252
Canadian NOL carryforwards															16,561	17,650
Other Canadian temporary differences															6,278	6,462
Federal and state NOL carryforwards												50,993	5,723
Allowance for doubtful accounts and notes receivable												1,036	1,729
Canadian depreciation															1,834	1,862
Deferred Tax Assets, Gross					2,103,800	2,209,500						167,079	165,198
Valuation allowance					(226,400)	(186,700)						(24,705)	(26,042)
Deferred Tax Assets, Net of Valuation Allowance					1,877,400	2,022,800						142,374	139,156
Deferred tax liabilities:
Depreciation					3,081,400	2,742,300						484,942	381,078
Other												394	1,008
Deferred Tax Liabilities, Gross	$ 2,786,800		$ 2,786,800		$ 4,558,500	$ 3,684,700						$ 485,336	$ 382,086